Document and Entity Information	Mar. 28, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 28, 2024
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2024
Document Effective Date	Mar. 28, 2024
Prospectus Date	Dec. 20, 2023
Invesco Fundamental Investment Grade Corporate Bond ETF | Invesco Fundamental Investment Grade Corporate Bond ETF
Prospectus:
Trading Symbol	PFIG